Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Expenses:
Research and development costs (Note 13)	$ 1,733,555	$ 165,592	$ 2,609,191	$ 314,655
General and administration costs (Note 14)	2,198,820	24,554	3,607,993	255,865
Total Expenses	3,932,375	190,146	6,217,184	570,520
Operating Loss	(3,932,375)	(190,146)	(6,217,184)	(570,520)
Interest income	12,081		18,386
Interest expense (Note 6)		(45,788)	(979)	(61,511)
Change in fair value of warrant liability (Note 7)	57,738		(49,028)
Gain on government grant (Note 6)	3,388		3,388
Loss on extinguishment of debt (Note 8)				(25,234)
Foreign exchange loss	(6,041)		(6,007)
Non Operating Expenses	67,166	(45,788)	(34,240)	(86,745)
Loss For The Period	(3,865,209)	(235,934)	(6,251,424)	(657,265)
Foreign currency translation adjustment		133,486		168,826
Comprehensive loss for the period	$ (3,865,209)	$ (102,448)	$ (6,251,424)	$ (488,439)
Loss per share	$ (0.24)	$ (0.30)	$ (0.40)	$ (0.84)
Weighted Average Number Of Shares Outstanding	15,788,827	771,962	15,547,497	773,175